Expenses by Nature (Details) - Schedule of expenses by nature - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of expenses by nature [Abstract]
Payroll and related expenses	$ 2,420	$ 1,347	$ 2,556
Professional fees	2,963	1,945	2,313
Materials used and subcontracted work	1,128	322	760
Listing expenses		10,098
Preparation of patents	289	249	139
Rent and office maintenance	215	144	176
Depreciation and amortization	116	75	42
Vehicle maintenance	41	61	110
Travel	41	47	223
Advertising and participation in exhibitions	133	18	268
Other	650	263	193
Inventory impairment			328
Amortization of excess purchase price of an associate	546
TOTAL COST OF REVENUES, INVENTORY IMPAIRMENT, RESEARCH AND DEVELOPMENT, SELLING AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	$ 8,542	$ 14,569	$ 7,108